Deferred Government Grants	12 Months Ended
Dec. 31, 2017
Deferred Government Grants [Abstract]
DEFERRED GOVERNMENT GRANTS
12.	DEFERRED GOVERNMENT GRANTS

The government grants received are required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations over the life of the related assets as other operating income.

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Balance at beginning of the year	7,316	4,014	2,108
Recognized as other operating income	(2,880)	(1,650)	(281)
Foreign currency translation difference	(422)	(256)	130
Balance at ending of the year	4,014	2,108	1,957